Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000029018
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Advisor Class
Trading Symbol	ABWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
02/15	$10,000	$10,000	$10,000
08/15	$9,537	$9,282	$9,907
08/16	$10,042	$9,954	$10,619
08/17	$11,044	$11,658	$10,649
08/18	$11,267	$12,988	$10,728
08/19	$11,963	$12,952	$11,880
08/20	$12,164	$15,092	$12,269
08/21	$14,770	$19,415	$12,361
08/22	$12,317	$16,331	$11,126
08/23	$12,626	$18,609	$11,187
08/24	$14,551	$22,971	$12,024
02/25	$14,841	$23,908	$12,241

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	1.99%	10.32%	4.50%	4.03%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 421,256,745
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,088,443
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Holdings [Text Block]

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

C000029015
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class A
Trading Symbol	ABWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	1.82%	10.04%	4.24%	3.76%
Class A (with sales charges)	-2.51%	5.35%	3.34%	3.31%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 421,256,745
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,088,443
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Holdings [Text Block]

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

C000029017
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class C
Trading Symbol	ABWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	1.45%	9.18%	3.45%	2.98%
Class C (with sales charges)	0.46%	8.18%	3.45%	2.98%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 421,256,745
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,088,443
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Holdings [Text Block]

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

C000029021
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class I
Trading Symbol	ABWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	1.94%	10.32%	4.64%	4.08%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%
Bloomberg Global Aggregate Bond Index (USD hedged)	1.80%	5.98%	0.19%	2.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 421,256,745
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,088,443
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$421,256,745
# of Portfolio Holdings	645
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$1,088,443

Holdings [Text Block]

Country Breakdown

Value	Value
United States	44.3%
Multinational	16.9%
Japan	5.7%
United Kingdom	4.7%
Canada	3.5%
France	2.5%
Germany	1.6%
Spain	1.4%
Italy	1.4%
Denmark	0.7%
Netherlands	0.7%
Brazil	0.7%
Australia	0.7%
Switzerland	0.6%
Others	5.2%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

Security Type Breakdown

Common Stocks	34.8%
Investment Companies	19.0%
Governments - Treasuries	16.1%
Corporates - Investment Grade	7.9%
Mortgage Pass-Throughs	4.7%
Collateralized Loan Obligations	1.2%
Covered Bonds	1.1%
Asset-Backed Securities	0.8%
Other	5.0%
Short-Term Investments	11.4%
Other assets less liabilities	-2.0%

C000029007
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Advisor Class
Trading Symbol	ABPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	-4.17%	2.87%	2.74%	2.85%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 89,706,956
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 131,088
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Holdings [Text Block]

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

C000029004
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class A
Trading Symbol	ABPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-4.39%	2.54%	2.46%	2.57%
Class A (with sales charges)	-8.49%	-1.84%	1.58%	2.13%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 89,706,956
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 131,088
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Holdings [Text Block]

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

C000029006
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class C
Trading Symbol	ABPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-4.68%	1.78%	1.69%	1.80%
Class C (with sales charges)	-5.63%	0.78%	1.69%	1.80%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 89,706,956
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 131,088
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Holdings [Text Block]

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

C000029010
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class I
Trading Symbol	APWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APWIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	-4.20%	2.83%	2.75%	2.83%
S&P 500 Index	6.11%	18.41%	16.85%	12.98%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	9.85%	8.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 89,706,956
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 131,088
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Holdings [Text Block]

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

C000232929
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class Z
Trading Symbol	ABPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	Since Inception 12/15/2021
Class Z	-4.28%	2.80%	-0.37%
S&P 500 Index	6.11%	18.41%	9.79%
60% S&P 500 Index / 40% Bloomberg US Government/Credit Index	4.03%	13.17%	5.28%

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 89,706,956
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 131,088
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$89,706,956
# of Portfolio Holdings	79
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$131,088

Holdings [Text Block]

Security Type Breakdown

Common Stocks	64.4%
Governments - Treasuries	30.6%
Agencies	2.4%
Short-Term Investments	2.6%

C000029036
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	ATWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,399	$9,282
08/16	$9,916	$9,954
08/17	$11,430	$11,658
08/18	$12,849	$12,988
08/19	$12,664	$12,952
08/20	$14,283	$15,092
08/21	$18,589	$19,415
08/22	$15,638	$16,331
08/23	$17,560	$18,609
08/24	$22,008	$22,971
02/25	$22,728	$23,908

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	3.27%	13.55%	12.35%	8.56%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 864,012,197
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,549,955
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$864,012,197
# of Portfolio Holdings	102
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,549,955

Holdings [Text Block]

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.4%
Financials	10.1%
Health Care	8.1%
Communication Services	7.8%
Consumer Discretionary	5.7%
Industrials	5.0%
Consumer Staples	3.9%
Energy	2.0%
Materials	1.8%
Real Estate	1.1%
Utilities	0.9%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Security Type Breakdown

Common Stocks	63.8%
Investment Companies	35.8%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

C000029033
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	ATWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.18%	13.30%	12.08%	8.29%
Class A (with sales charges)	-1.19%	8.46%	11.12%	7.82%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 864,012,197
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,549,955
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$864,012,197
# of Portfolio Holdings	102
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,549,955

Holdings [Text Block]

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.4%
Financials	10.1%
Health Care	8.1%
Communication Services	7.8%
Consumer Discretionary	5.7%
Industrials	5.0%
Consumer Staples	3.9%
Energy	2.0%
Materials	1.8%
Real Estate	1.1%
Utilities	0.9%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Security Type Breakdown

Common Stocks	63.8%
Investment Companies	35.8%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

C000029035
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	ATWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.42%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	2.75%	12.40%	11.22%	7.47%
Class C (with sales charges)	1.75%	11.40%	11.22%	7.47%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 864,012,197
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,549,955
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$864,012,197
# of Portfolio Holdings	102
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,549,955

Holdings [Text Block]

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.4%
Financials	10.1%
Health Care	8.1%
Communication Services	7.8%
Consumer Discretionary	5.7%
Industrials	5.0%
Consumer Staples	3.9%
Energy	2.0%
Materials	1.8%
Real Estate	1.1%
Utilities	0.9%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

Security Type Breakdown

Common Stocks	63.8%
Investment Companies	35.8%
Short-Term Investments	0.6%
Other assets less liabilities	-0.2%

C000029029
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	AWAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,402	$9,282
08/16	$9,855	$9,954
08/17	$11,300	$11,658
08/18	$12,706	$12,988
08/19	$12,517	$12,952
08/20	$14,154	$15,092
08/21	$18,503	$19,415
08/22	$15,567	$16,331
08/23	$17,513	$18,609
08/24	$22,021	$22,971
02/25	$22,835	$23,908

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	3.70%	14.16%	12.72%	8.61%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,243,853,751
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,231,361
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,243,853,751
# of Portfolio Holdings	76
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,231,361

Holdings [Text Block]

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.3%
Financials	10.0%
Communication Services	8.0%
Health Care	7.9%
Consumer Discretionary	5.4%
Industrials	5.3%
Consumer Staples	3.5%
Energy	1.8%
Materials	1.8%
Real Estate	1.2%
Utilities	1.1%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Security Type Breakdown

Common Stocks	63.3%
Investment Companies	35.8%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

C000029026
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	AWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI Index (net)
02/15	$9,576	$10,000
08/15	$8,993	$9,282
08/16	$9,400	$9,954
08/17	$10,748	$11,658
08/18	$12,060	$12,988
08/19	$11,846	$12,952
08/20	$13,367	$15,092
08/21	$17,432	$19,415
08/22	$14,626	$16,331
08/23	$16,412	$18,609
08/24	$20,592	$22,971
02/25	$21,316	$23,908

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.52%	13.81%	12.44%	8.33%
Class A (with sales charges)	-0.87%	8.99%	11.46%	7.86%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,243,853,751
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,231,361
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,243,853,751
# of Portfolio Holdings	76
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,231,361

Holdings [Text Block]

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.3%
Financials	10.0%
Communication Services	8.0%
Health Care	7.9%
Consumer Discretionary	5.4%
Industrials	5.3%
Consumer Staples	3.5%
Energy	1.8%
Materials	1.8%
Real Estate	1.2%
Utilities	1.1%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Security Type Breakdown

Common Stocks	63.3%
Investment Companies	35.8%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

C000029028
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	AWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI ACWI Index (net)
02/15	$10,000	$10,000
08/15	$9,355	$9,282
08/16	$9,711	$9,954
08/17	$11,018	$11,658
08/18	$12,264	$12,988
08/19	$11,962	$12,952
08/20	$13,395	$15,092
08/21	$17,332	$19,415
08/22	$14,438	$16,331
08/23	$16,077	$18,609
08/24	$20,013	$22,971
02/25	$20,642	$23,908

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.15%	12.97%	11.58%	7.52%
Class C (with sales charges)	2.16%	11.97%	11.58%	7.52%
MSCI ACWI Index (net)	4.08%	15.06%	12.79%	9.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,243,853,751
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,231,361
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,243,853,751
# of Portfolio Holdings	76
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,231,361

Holdings [Text Block]

Sector Breakdown

Value	Value
Investment Companies	35.8%
Information Technology	17.3%
Financials	10.0%
Communication Services	8.0%
Health Care	7.9%
Consumer Discretionary	5.4%
Industrials	5.3%
Consumer Staples	3.5%
Energy	1.8%
Materials	1.8%
Real Estate	1.2%
Utilities	1.1%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%

Security Type Breakdown

Common Stocks	63.3%
Investment Companies	35.8%
Short-Term Investments	1.2%
Other assets less liabilities	-0.3%